INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 60,744	€ 94,091
Deferred tax liabilities	(39,142)	(10,977)
Net deferred tax assets	21,602	83,114	€ 106,246
To be recovered after 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	27,297	63,286
Deferred tax liabilities	(14,497)	(9,885)
To be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	33,447	30,805
Deferred tax liabilities	€ (24,645)	€ (1,092)